Right of Use Assets, Net - Summary of Right of Use Assets, Net (Detail) $ in Millions	9 Months Ended
Sep. 30, 2021 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	$ 1,139
Acquisitions	1,132
Balance at end of period	2,133
COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	1,502
Additions	101
Modifications	6
Re-measurement	(5)
Exchange Rate Movements and Other	(11)
Balance at end of period	2,725
ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Exchange Rate Movements and Other	(12)
Balance at beginning of period	363
Depreciation	241
Balance at end of period	592
Real Estate
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	437
Balance at end of period	509
Real Estate | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	495
Acquisitions	99
Additions	4
Modifications	1
Re-measurement	(3)
Exchange Rate Movements and Other	(4)
Balance at end of period	592
Real Estate | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Exchange Rate Movements and Other	(4)
Balance at beginning of period	58
Depreciation	29
Balance at end of period	83
Transportation And Storage Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	684
Balance at end of period	1,362
Transportation And Storage Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	977
Acquisitions	765
Additions	87
Modifications	5
Re-measurement	0
Exchange Rate Movements and Other	(5)
Balance at end of period	1,829
Transportation And Storage Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Exchange Rate Movements and Other	(4)
Balance at beginning of period	293
Depreciation	178
Balance at end of period	467
Manufacturing Assets
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	10
Balance at end of period	138
Manufacturing Assets | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	15
Acquisitions	138
Additions	7
Modifications	0
Re-measurement	0
Exchange Rate Movements and Other	1
Balance at end of period	161
Manufacturing Assets | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Exchange Rate Movements and Other	1
Balance at beginning of period	5
Depreciation	17
Balance at end of period	23
Retail and Other
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	8
Balance at end of period	124
Retail and Other | COST
Disclosure of quantitative information about right-of-use assets [line items]
Balance at beginning of period	15
Acquisitions	130
Additions	3
Modifications	0
Re-measurement	(2)
Exchange Rate Movements and Other	(3)
Balance at end of period	143
Retail and Other | ACCUMULATED DEPRECIATION
Disclosure of quantitative information about right-of-use assets [line items]
Exchange Rate Movements and Other	(5)
Balance at beginning of period	7
Depreciation	17
Balance at end of period	$ 19